Capital Management	12 Months Ended
Dec. 31, 2024
Capital Management [Abstract]
CAPITAL MANAGEMENT

18. CAPITAL MANAGEMENT

The Company’s policy is to maintain a strong capital base for the objectives of maintaining financial flexibility, creditor and market confidence and to sustain the future development of the business. The Company manages its capital structure and makes adjustments to it in light of changes in economic conditions and the risk characteristics of the underlying oilsands assets. The Company considers its capital structure to include equity, long-term debt and working capital. The Corporation is not currently subject to any externally imposed capital requirements, other than those on its long-term debt (Note 7).